Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	May 19, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] A5.4SeniorUnsecuredNotesDue2044 [Member]	Mar. 31, 2014 Subsequent Event [Member] A4.3SeniorUnsecuredNotesDue2024 [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount				$ 500	$ 1,000
Debt Instrument, Interest Rate, Stated Percentage				5.40%	4.30%
Commercial paper	$ 225	$ 0	$ 370